PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
Prepayments And Other Current Assets
PREPAYMENTS AND OTHER CURRENT ASSETS

6. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets as of December 31, 2021 and 2022 consisted of the following:

	December 31,
	2021	2022
	RMB	RMB
Advance to suppliers	82,482	60,721
Deposits	15,798	11,417
Staff advances	938	902
Deductible input VAT	20,391	25,975
Receivables from third party payment platforms	10,364	1,387
Others	6,692	7,727
Prepayments and Other Current Assets	136,665	108,129